Segment Information - Summary of Geographical Information on Net Sales and Non-Current Assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024
Disclosure of geographical areas [line items]
Net sales	€ 19,889	€ 18,360	[1],[2]
Non-current assets [abstract]
Property, plant and equipment	9,574			€ 10,091
Goodwill	40,283			43,384
Other intangible assets	20,431			22,629
Reportable Geographical Zones [Member]
Disclosure of geographical areas [line items]
Net sales	19,889	18,360	[3]
Non-current assets [abstract]
Property, plant and equipment	9,574			10,091
Goodwill	40,283			43,384
Other intangible assets	20,431			22,629
Europe [Member]
Disclosure of geographical areas [line items]
Net sales	4,144	4,072	[3]
Non-current assets [abstract]
Property, plant and equipment	5,438			5,550
Goodwill	0			0
Other intangible assets	3,167			3,307
France
Disclosure of geographical areas [line items]
Net sales	835	855	[3]
Non-current assets [abstract]
Property, plant and equipment	2,953			3,112
Goodwill	0			0
Other intangible assets	0			0
United States
Disclosure of geographical areas [line items]
Net sales	9,535	8,292	[3]
Non-current assets [abstract]
Property, plant and equipment	2,080			2,411
Goodwill	0			0
Other intangible assets	16,725			18,711
Other Countries, Excluding Europe And North America [Member]
Disclosure of geographical areas [line items]
Net sales	6,210	5,996	[3]
Non-current assets [abstract]
Property, plant and equipment	2,056			2,130
Goodwill	0			0
Other intangible assets	539			611
China
Disclosure of geographical areas [line items]
Net sales	1,388	€ 1,406	[3]
Non-current assets [abstract]
Property, plant and equipment	83			96
Goodwill	0			0
Other intangible assets	€ 0			€ 0

[1]	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	(a) Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.